Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in the Company's RSAs and RSUs

A summary of the changes in the Company’s RSAs and RSUs during the six months ended June 30, 2018 were as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested and outstanding at December 31, 2017	1,191,344	$4.92
Granted	10,000	14.31
Vested	(254,492)	4.27
Forfeited	(45,509)	12.05
Unvested and outstanding at June 30, 2018	901,343	$4.83

Summary of Share Options-Related Activity

The following table summarizes the share options-related activity during the six months ended June 30, 2018:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	191,275	$21.00	—	—
Granted	806,226	13.87	—
Exercised	—	—	—	—
Forfeited	(20,800)	12.52	—	—
Outstanding at June 30, 2018	976,701	$15.39	9.59	$1,676,133
Exercisable as of June 30, 2018	—	—	—	—
Vested and expected to vest as of June 30, 2018	976,701	$15.39	9.59	$1,676,133

Assumptions Used in Black-Scholes Option Pricing Model To Determine Fair Value Of Share Options Granted

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the six months ended June 30, 2018 were as follows:

June 30,
2018
Expected option life	6 years
Risk-free interest rate	2.63% - 2.88%
Expected volatility	66.64% - 66.68%.
Expected dividend yield	0.00%

Summary of Recorded Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
Research and development	$592	$58	$893	$142
General and administrative	619	27	1,154	93
Total share-based compensation	$1,211	$85	$2,047	$235